Share-Based Compensation - Schedule of Restricted Shares Activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Shares Activity [Abstract]
Ending balance	814,439
Granted	814,439
Forfeited
Vested